UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund:    BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

                             and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.                     and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 02/28/2014

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$252,358,407
Total Investments (Cost — $ 218,338,763) — 100.1%	252,358,407
Liabilities in Excess of Other Assets — (0.1)%	(233,496)

Net Assets — 100.0%	$252,124,911

Notes to Schedule of Investments

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of February 28, 2014, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $252,358,407 and 100%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2014, the Fund’s investment in the Master Portfolio was classified as Level 2.

There were no transfers between levels during the period ended February 28, 2014.

BLACKROCK SERIES, INC.	FEBRUARY 28, 2014	1

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
Ducommun, Inc. (a)	25,750	$715,850
Esterline Technologies Corp. (a)	5,572	600,104
Spirit Aerosystems Holdings, Inc., Class A (a)	100,684	2,902,720
Taser International, Inc. (a)	41,022	788,853

		5,007,527
Airlines — 0.8%
Republic Airways Holdings, Inc. (a)	15,311	146,679
Spirit Airlines, Inc. (a)	34,872	1,969,571

		2,116,250
Auto Components — 1.7%
Drew Industries, Inc.	637	31,366
Gentherm, Inc. (a)	54,197	1,532,691
Stoneridge, Inc. (a)	21,152	232,884
Tower International, Inc. (a)	98,770	2,536,414

		4,333,355
Biotechnology — 8.9%
ACADIA Pharmaceuticals, Inc. (a)	10,320	292,056
Acceleron Pharma, Inc. (a)	6,082	285,428
Achillion Pharmaceuticals, Inc. (a)	106,623	373,181
Acorda Therapeutics, Inc. (a)	4,322	158,358
Aegerion Pharmaceuticals, Inc. (a)	4,093	224,133
Alnylam Pharmaceuticals, Inc. (a)	12,551	1,019,643
AMAG Pharmaceuticals, Inc. (a)	17,081	354,089
Ambit Biosciences Corp. (a)	9,587	104,594
Arena Pharmaceuticals, Inc. (a)	17,990	117,115
ArQule, Inc. (a)	18,374	41,341
BIND Therapeutics, Inc. (a)	27,057	369,599
BioSpecifics Technologies Corp. (a)	25,761	611,309
BioTime, Inc. (a)	25,688	92,220
Bluebird Bio, Inc. (a)	7,796	198,798
Celldex Therapeutics, Inc. (a)	15,569	454,926
Cepheid, Inc. (a)	14,367	770,933
Chimerix, Inc. (a)	7,072	141,440
Clovis Oncology, Inc. (a)	1,891	150,561
Curis, Inc. (a)	17,612	53,717
Cytokinetics, Inc. (a)	55,536	547,030
Dicerna Pharmaceuticals, Inc. (a)	6,986	256,526
Dyax Corp. (a)	11,184	108,149
Dynavax Technologies Corp. (a)	281,456	523,508
Emergent Biosolutions, Inc. (a)	20,794	514,444
Enanta Pharmaceuticals, Inc. (a)	3,321	122,346
Enzon Pharmaceuticals, Inc.	153,792	147,640
Esperion Therapeutics, Inc. (a)	2,585	40,197
Exact Sciences Corp. (a)	2,611	35,118
Exelixis, Inc. (a)	8,200	57,892
Five Prime Therapeutics, Inc. (a)	2,424	33,839
Foundation Medicine, Inc. (a)(b)	11,558	411,812
Genomic Health, Inc. (a)	974	25,723
GTx, Inc. (a)	22,242	37,811
Halozyme Therapeutics, Inc. (a)	26,075	367,397

Common Stocks	Shares	Value
Biotechnology (concluded)
Harvard Apparatus Regenerative Technology, Inc. (a)	21,561	$109,099
ImmunoGen, Inc. (a)	3,947	64,731
Intercept Pharmaceuticals, Inc. (a)	1,409	578,395
InterMune, Inc. (a)	15,711	471,958
Intrexon Corp. (a)	11,826	307,239
Ironwood Pharmaceuticals, Inc. (a)	9,807	142,300
Isis Pharmaceuticals, Inc. (a)	27,218	1,388,118
Karyopharm Therapeutics, Inc. (a)	9,513	381,852
Keryx Biopharmaceuticals, Inc. (a)	10,173	163,277
Kindred Biosciences, Inc. (a)	1,488	33,569
Ligand Pharmaceuticals, Inc. (a)	4,827	336,683
MannKind Corp. (a)	3,674	22,742
Momenta Pharmaceuticals, Inc. (a)	25,056	370,829
Myriad Genetics, Inc. (a)	6,191	224,176
Neurocrine Biosciences, Inc. (a)	5,328	93,933
Northwest Biotherapeutics, Inc. (a)(b)	11,599	82,237
Novavax, Inc. (a)	6,130	39,232
NPS Pharmaceuticals, Inc. (a)	11,589	405,383
OncoGenex Pharmaceutical, Inc. (a)	45,725	503,889
OncoMed Pharmaceuticals, Inc. (a)(b)	3,971	137,079
Ophthotech Corp. (a)	14,619	492,222
Opko Health, Inc. (a)	18,677	177,805
Orexigen Therapeutics, Inc. (a)	11,840	82,170
OvaScience, Inc. (a)	3,210	34,636
PDL BioPharma, Inc.	92,085	789,168
Peregrine Pharmaceuticals, Inc. (a)(b)	120,427	217,973
Portola Pharmaceuticals, Inc. (a)	16,851	410,996
Puma Biotechnology, Inc. (a)	4,264	495,733
Raptor Pharmaceutical Corp. (a)	2,052	32,483
Receptos, Inc. (a)	11,363	527,073
Regulus Therapeutics, Inc. (a)	47,024	528,080
Repligen Corp. (a)	38,938	582,902
Rigel Pharmaceuticals, Inc. (a)	70,538	242,651
Sangamo Biosciences, Inc. (a)	24,266	441,641
Sarepta Therapeutics, Inc. (a)	2,175	63,140
Spectrum Pharmaceuticals, Inc. (a)	4,929	41,157
Stemline Therapeutics, Inc. (a)	5,971	154,410
Sunesis Pharmaceuticals, Inc. (a)	85,100	557,405
Synageva BioPharma Corp. (a)	3,265	374,398
TetraLogic Pharmaceuticals Corp. (a)	672	5,840
Tetraphase Pharmaceuticals, Inc. (a)	18,076	245,834
Threshold Pharmaceuticals, Inc. (a)	117,918	589,590
Vanda Pharmaceuticals, Inc. (a)	16,220	245,409
Verastem, Inc. (a)	11,672	156,055
Xencor, Inc. (a)	1,803	20,266

		22,408,631
Building Products — 1.9%
Griffon Corp.	13,930	172,732
Insteel Industries, Inc.	3,695	73,531
NCI Building Systems, Inc. (a)	8,721	148,780

Portfolio Abbreviations
ADR American Depositary Receipts
REIT Real Estate Investment Trust

2	BLACKROCK MASTER LLC	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building Products (concluded)
PGT, Inc. (a)	307,437	$3,563,195
Ply Gem Holdings, Inc. (a)	57,299	734,000

		4,692,238
Capital Markets — 0.6%
GAMCO Investors, Inc., Class A	2,250	175,635
HFF, Inc., Class A	24,384	777,850
Marcus & Millichap, Inc. (a)	2,270	38,068
MCG Capital Corp.	48,440	213,620
Westwood Holdings Group, Inc.	6,980	397,232

		1,602,405
Chemicals — 1.1%
BioAmber, Inc. (a)	1,164	16,959
Ferro Corp. (a)	20,377	267,346
FutureFuel Corp.	14,972	259,764
GSE Holding, Inc. (a)	3,562	2,173
KMG Chemicals, Inc.	1,267	18,802
Landec Corp. (a)	9,245	94,207
OM Group, Inc.	29,380	928,408
OMNOVA Solutions, Inc. (a)	7,732	73,686
PolyOne Corp.	27,370	1,026,375

		2,687,720
Commercial Banks — 0.3%
Access National Corp.	1,546	26,050
CommunityOne Bancorp (a)	4,630	50,976
First Citizens BancShares, Inc., Class A	536	120,273
First Financial Holdings, Inc.	1,547	94,738
German American Bancorp, Inc.	1,658	47,949
Independent Bank Group, Inc.	1,909	102,590
Pacific Premier Bancorp, Inc. (a)	2,380	37,842
Preferred Bank (a)	1,238	29,749
Texas Capital Bancshares, Inc. (a)	3,385	213,086
West Bancorporation, Inc.	3,491	51,841

		775,094
Commercial Services & Supplies — 1.1%
Deluxe Corp.	29,372	1,482,699
G&K Services, Inc., Class A	7,200	450,936
Kimball International, Inc., Class B	1,912	35,888
Performant Financial Corp. (a)	58,667	464,056
Viad Corp.	15,471	372,078

		2,805,657
Communications Equipment — 3.9%
Aruba Networks, Inc. (a)(b)	143,275	2,938,570
Aviat Networks, Inc. (a)	45,693	89,101
Calix, Inc. (a)	50,074	398,088
Extreme Networks, Inc. (a)	255,910	1,466,364
Ubiquiti Networks, Inc. (a)	98,899	4,886,600

		9,778,723
Computers & Peripherals — 0.4%
Dot Hill Systems Corp. (a)	31,446	167,607
Immersion Corp. (a)	54,212	647,833
Quantum Corp. (a)	109,304	127,886

		943,326
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	13,913	228,591

Common Stocks	Shares	Value
Consumer Finance — 0.2%
JGWPT Holdings, Inc., Class A (a)	29,970	$573,026
Containers & Packaging — 0.2%
Berry Plastics Group, Inc. (a)	5,843	142,160
Graphic Packaging Holding Co. (a)	25,416	260,260

		402,420
Distributors — 0.3%
Core-Mark Holding Co., Inc.	8,316	650,311
Diversified Consumer Services — 0.7%
Capella Education Co.	3,256	216,459
Collectors Universe, Inc.	12,087	217,566
LifeLock, Inc. (a)	37,410	744,833
National American University Holdings, Inc.	2,699	10,148
Steiner Leisure Ltd. (a)	13,553	599,314

		1,788,320
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	1,533	32,959
Diversified Telecommunication Services — 2.5%
Cbeyond, Inc. (a)	347,123	2,377,793
IDT Corp., Class B	12,846	230,586
Inteliquent, Inc.	66,029	921,765
magicJack VocalTec Ltd. (a)(b)	69,796	1,321,238
Premiere Global Services, Inc. (a)	55,624	629,107
PTGi Holding, Inc.	5,585	20,609
Vonage Holdings Corp. (a)	168,064	774,775

		6,275,873
Electric Utilities — 0.0%
Otter Tail Corp.	2,658	80,325
Electrical Equipment — 2.3%
Capstone Turbine Corp. (a)	29,168	52,211
EnerSys, Inc.	34,627	2,459,902
Generac Holdings, Inc.	56,789	3,235,269
Lihua International, Inc. (a)	24,210	124,924

		5,872,306
Electronic Equipment, Instruments & Components — 2.5%
Aeroflex Holding Corp. (a)	72,680	580,713
Coherent, Inc. (a)	6,697	456,401
Electro Scientific Industries, Inc.	13,999	132,011
Fabrinet (a)	41,946	814,591
FARO Technologies, Inc. (a)	5,803	333,905
Methode Electronics, Inc.	4,603	156,042
Newport Corp. (a)	86,984	1,800,569
OSI Systems, Inc. (a)	4,075	250,490
Radisys Corp. (a)	50,276	208,645
RealD, Inc. (a)	134,231	1,483,253

		6,216,620
Energy Equipment & Services — 0.5%
Hercules Offshore, Inc. (a)	13,074	62,232
ION Geophysical Corp. (a)	168,843	687,191
Matrix Service Co. (a)	13,754	445,217
Parker Drilling Co. (a)	9,474	76,455
RigNet, Inc. (a)	663	31,705

		1,302,800

BLACKROCK MASTER LLC	FEBRUARY 28, 2014	3

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food & Staples Retailing — 0.8%
Natural Grocers by Vitamin Cottage, Inc. (a)	1	$41
The Pantry, Inc. (a)	37,748	569,240
Rite Aid Corp. (a)	210,942	1,390,108

		1,959,389
Food Products — 1.2%
Chiquita Brands International, Inc. (a)	14,087	154,112
Farmer Bros Co. (a)	3,964	83,561
Omega Protein Corp. (a)	17,404	189,181
Pilgrim’s Pride Corp. (a)	131,804	2,310,524
Seaboard Corp. (a)	58	147,032
The WhiteWave Foods Co., Class A (a)	4,014	113,596

		2,998,006
Health Care Equipment & Supplies — 5.5%
Align Technology, Inc. (a)	110,576	5,786,442
Anika Therapeutics, Inc. (a)	2,981	117,362
AtriCure, Inc. (a)	3,876	80,582
Cardiovascular Systems, Inc. (a)	1,988	69,580
Cutera, Inc. (a)	11,469	122,718
ICU Medical, Inc. (a)	11,939	690,791
Medical Action Industries, Inc. (a)	56,090	410,579
Natus Medical, Inc. (a)	8,222	206,372
RTI Surgical, Inc. (a)	13,732	51,632
SurModics, Inc. (a)	45,379	1,129,937
Thoratec Corp. (a)	138,520	5,144,633

		13,810,628
Health Care Providers & Services — 2.8%
Alliance HealthCare Services, Inc. (a)	3,043	91,716
AMN Healthcare Services, Inc. (a)	59,247	825,311
BioTelemetry, Inc. (a)	33,936	381,441
Corvel Corp. (a)	23,504	1,081,419
Cross Country Healthcare, Inc. (a)	36,146	375,918
Five Star Quality Care, Inc. (a)	42,656	246,978
Hanger, Inc. (a)	3,463	122,763
The Providence Service Corp. (a)	5,248	139,544
Team Health Holdings, Inc. (a)	9,524	428,770
VCA Antech, Inc. (a)	110,951	3,436,152

		7,130,012
Health Care Technology — 1.0%
MedAssets, Inc. (a)	38,235	928,728
Merge Healthcare, Inc. (a)	73,792	185,218
Omnicell, Inc. (a)	45,896	1,320,887

		2,434,833
Hotels, Restaurants & Leisure — 1.9%
Bally Technologies, Inc. (a)	352	23,848
Bravo Brio Restaurant Group, Inc. (a)	1	15
Del Frisco’s Restaurant Group, Inc. (a)	6,971	181,525
Einstein Noah Restaurant Group, Inc.	20,954	312,634
Jack in the Box, Inc. (a)	50,563	2,904,844
Monarch Casino & Resort, Inc. (a)	3,044	57,379
Popeyes Louisiana Kitchen, Inc. (a)	22,023	882,241
Red Lion Hotels Corp. (a)	7,934	47,366
Ruth’s Hospitality Group, Inc.	21,391	264,393
Six Flags Entertainment Corp.	3,408	139,046

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (concluded)
Speedway Motorsports, Inc.	1	$20

		4,813,311
Household Durables — 0.3%
Cavco Industries, Inc. (a)	2,225	174,551
Flexsteel Industries, Inc.	1,429	53,087
Zagg, Inc. (a)	118,882	514,759

		742,397
Insurance — 0.5%
Crawford & Co., Class B	4,862	41,181
Employers Holdings, Inc.	8,986	176,755
Fidelity & Guaranty Life (a)	909	19,689
Fortegra Financial Corp. (a)	8,347	58,346
Greenlight Capital Re Ltd. (a)	1,582	49,754
Hallmark Financial Services, Inc. (a)	26,823	227,191
Third Point Reinsurance Ltd. (a)	44,726	670,890
Universal Insurance Holdings, Inc.	6,313	84,342

		1,328,148
Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A (a)	46,969	247,057
Orbitz Worldwide, Inc. (a)	68,070	657,556
Valuevision Media, Inc., Class A (a)	3,446	19,263

		923,876
Internet Software & Services — 5.4%
Blucora, Inc. (a)	56,715	1,091,197
Care.com, Inc. (a)	1,000	18,510
Chegg, Inc. (a)(b)	21,791	137,283
Constant Contact, Inc. (a)	704	19,409
Cvent, Inc. (a)	15,440	606,483
EarthLink Holdings Corp.	5,870	23,010
Global Eagle Entertainment, Inc. (a)	30,110	529,334
Gogo, Inc. (a)(b)	59,897	1,248,852
j2 Global, Inc.	308	15,831
Limelight Networks, Inc. (a)	74,870	161,719
LogMeIn, Inc. (a)	1,499	62,733
Marin Software, Inc. (a)	4,437	50,804
Monster Worldwide, Inc. (a)	15	120
Move, Inc. (a)	38,989	503,348
NIC, Inc.	198,822	3,865,100
Perficient, Inc. (a)	11,243	229,470
Spark Networks, Inc. (a)	55,742	335,567
Stamps.com, Inc. (a)	5,007	176,146
support.com, Inc. (a)	63,038	158,225
Synacor, Inc. (a)	9,528	25,059
Travelzoo, Inc. (a)	31,242	737,936
Tremor Video, Inc. (a)	11,168	48,469
Web.com Group, Inc. (a)	95,777	3,491,072
YuMe, Inc. (a)	12,683	81,044

		13,616,721
IT Services — 2.9%
Cardtronics, Inc. (a)(b)	48,037	1,946,459
Global Cash Access Holdings, Inc. (a)	170,577	1,432,847
MAXIMUS, Inc.	6,359	303,897
Planet Payment, Inc. (a)	16,202	55,249

4	BLACKROCK MASTER LLC	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Syntel, Inc. (a)	38,853	$3,666,169

		7,404,621
Leisure Equipment & Products — 0.6%
Brunswick Corp.	33,827	1,515,111
Life Sciences Tools & Services — 0.3%
Furiex Pharmaceuticals, Inc. (a)	5,088	470,793
Harvard Bioscience, Inc. (a)	34,269	167,233
NeoGenomics, Inc. (a)	4,246	15,201

		653,227
Machinery — 3.0%
CIRCOR International, Inc.	1,751	125,302
Douglas Dynamics, Inc.	8,439	136,543
EnPro Industries, Inc. (a)	784	56,158
Federal Signal Corp. (a)	24,827	319,027
Global Brass & Copper Holdings, Inc.	79,942	1,353,418
The Greenbrier Cos., Inc. (a)	18,129	762,687
Hyster-Yale Materials Handling, Inc.	13,605	1,373,289
John Bean Technologies Corp.	28,699	865,562
Luxfer Holdings PLC - ADR	129,101	2,575,565
Xerium Technologies, Inc. (a)	2,502	39,407

		7,606,958
Marine — 1.0%
Matson, Inc.	104,729	2,526,063
Media — 1.4%
Crown Media Holdings, Inc., Class A (a)	39,577	132,583
CTC Media, Inc.	238,667	2,520,323
Live Nation Entertainment, Inc. (a)	16,275	369,280
ReachLocal, Inc. (a)	26,375	279,047
Salem Communications Corp., Class A	6,278	57,067
SFX Entertainment, Inc. (a)	9,355	80,359

		3,438,659
Metals & Mining — 0.4%
United States Steel Corp.	3,916	94,846
Worthington Industries, Inc.	24,554	978,722

		1,073,568
Oil, Gas & Consumable Fuels — 3.9%
Abraxas Petroleum Corp. (a)	16,709	56,309
Apco Oil and Gas International, Inc. (a)	1,222	17,462
Bonanza Creek Energy, Inc. (a)	39,290	1,963,321
Callon Petroleum Co. (a)	19,369	131,128
Clayton Williams Energy, Inc. (a)	1,601	155,297
Crosstex Energy, Inc. (a)	1,119	46,584
Delek US Holdings, Inc.	30,121	836,159
Energy XXI (Bermuda) Ltd.	3,773	87,383
Evolution Petroleum Corp.	1,109	14,417
Gastar Exploration, Inc. (a)	12,304	78,500
Green Plains Renewable Energy, Inc.	33,106	874,992
Hallador Energy Co.	4,461	36,357
Kodiak Oil & Gas Corp. (a)	9,508	112,289
L&L Energy, Inc. (a)(b)	32,854	55,195
Penn Virginia Corp. (a)	35,033	530,750
Renewable Energy Group, Inc. (a)	42,559	496,664
REX American Resources Corp. (a)	3,228	153,911
RSP Permian, Inc. (a)	1,464	40,699
SemGroup Corp., Class A	2,822	189,977
Stone Energy Corp. (a)	3,235	116,266

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
VAALCO Energy, Inc. (a)	37,487	$249,663
Warren Resources, Inc. (a)	133,473	591,285
Western Refining, Inc.	79,335	2,891,761

		9,726,369
Paper & Forest Products — 2.7%
Boise Cascade Co. (a)	41,224	1,219,818
KapStone Paper and Packaging Corp. (a)	162,127	5,154,017
PH Glatfelter Co.	13,303	403,746

		6,777,581
Personal Products — 0.2%
USANA Health Sciences, Inc. (a)	7,215	527,922
Pharmaceuticals — 2.4%
Aerie Pharmaceuticals, Inc. (a)	8,698	199,793
Cadence Pharmaceuticals, Inc. (a)	12,581	176,008
Lannett Co., Inc. (a)	44,896	1,925,589
The Medicines Co. (a)	68,537	2,093,805
Nektar Therapeutics (a)	28,748	368,837
Questcor Pharmaceuticals, Inc.	11,179	679,124
Relypsa, Inc. (a)	3,621	142,885
Sciclone Pharmaceuticals, Inc. (a)	86,440	401,946
Zogenix, Inc. (a)	19,087	83,028

		6,071,015
Professional Services — 2.2%
Barrett Business Services, Inc.	1,890	132,300
The Dolan Co. (a)	8,825	1,324
Kforce, Inc.	156,614	3,431,413
Mistras Group, Inc. (a)	6,981	153,861
RPX Corp. (a)	118,053	1,891,209

		5,610,107
Real Estate Investment Trusts (REITs) — 2.8%
Aviv REIT, Inc.	14,530	368,481
Cedar Realty Trust, Inc.	46,223	284,271
DuPont Fabros Technology, Inc. (b)	71,953	1,911,072
EastGroup Properties, Inc.	1,435	89,027
The Geo Group, Inc.	7,675	247,365
Investors Real Estate Trust	9,574	84,060
MFA Financial, Inc.	16,787	131,946
PS Business Parks, Inc.	28,372	2,383,815
QTS Realty Trust, Inc., Class A	741	18,940
Sabra Health Care REIT, Inc.	40,433	1,151,127
Sovran Self Storage, Inc.	5,742	424,851
Strategic Hotels & Resorts, Inc. (a)	5,815	58,092

		7,153,047
Real Estate Management & Development — 0.4%
Forestar Group, Inc. (a)	40,021	754,796
Tejon Ranch Co. (a)	4,303	152,541

		907,337
Road & Rail — 0.3%
Ryder System, Inc.	1,074	80,894
Swift Transportation Co. (a)	30,188	735,380

		816,274
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Energy Industries, Inc. (a)	88,817	2,437,138
Alpha & Omega Semiconductor Ltd. (a)	11,918	86,882

BLACKROCK MASTER LLC	FEBRUARY 28, 2014	5

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Axcelis Technologies, Inc. (a)	49,493	$110,369
Inphi Corp. (a)	49,718	653,792
Intermolecular, Inc. (a)	65,962	174,799
Lattice Semiconductor Corp. (a)	14,767	111,786
M/A-COM Technology Solutions Holdings, Inc. (a)	6,322	107,221
Micrel, Inc.	50,409	526,270
Microsemi Corp. (a)	116,271	2,681,209
Pericom Semiconductor Corp. (a)	8,903	72,025
RF Micro Devices, Inc. (a)	172,235	1,219,424
Silicon Image, Inc. (a)	156,707	948,077
Spansion, Inc., Class A (a)	3,925	64,017
Synaptics, Inc. (a)	82,641	5,374,971
Ultra Clean Holdings (a)	9,638	126,836

		14,694,816
Software — 9.3%
Aspen Technology, Inc. (a)	129,912	6,099,368
AVG Technologies NV (a)	98,976	1,853,820
Ebix, Inc. (b)	6,412	104,195
Interactive Intelligence Group, Inc. (a)	1,654	131,708
Manhattan Associates, Inc. (a)	156,850	5,943,047
MongoDB Series C (Acquired 12/19/13, cost $379,504) (a)(c)	15,128	379,562
MongoDB Series D (Acquired 12/19/13, cost $118,056) (a)(c)	4,706	118,074
MongoDB Series E (Acquired 12/19/13, cost $4,168) (a)(c)	166	4,165
Palantir Technologies, Inc. (Acquired 2/06/14, cost $500,000) (a)(c)	81,566	500,000
Progress Software Corp. (a)	131,385	3,276,742
PROS Holdings, Inc. (a)	123,203	4,244,343
PTC, Inc. (a)	1,991	78,266
QAD, Inc., Class A	11,098	209,641
Rosetta Stone, Inc. (a)(b)	40,563	468,503
Verint Systems, Inc. (a)	105	4,915
Viggle, Inc. (Acquired 2/11/11, cost $18,142) (a)(c)	302,363	83,233

		23,499,582
Specialty Retail — 2.9%
ANN, Inc. (a)	21,939	782,125
Big 5 Sporting Goods Corp.	76,647	1,163,501
Brown Shoe Co., Inc.	19,717	484,644
The Container Store Group, Inc. (a)(b)	25,751	922,143
Haverty Furniture Cos, Inc.	30,853	899,365
Kirkland’s, Inc. (a)	11,441	202,277
Murphy USA, Inc. (a)	32,547	1,320,106
Pacific Sunwear of California, Inc. (a)	28,356	81,098
Sears Hometown and Outlet Stores, Inc. (a)	53,920	1,248,787
The Wet Seal, Inc., Class A (a)	156,096	296,582

		7,400,628
Textiles, Apparel & Luxury Goods — 1.3%
Cherokee, Inc.	1,003	14,263
Culp, Inc.	8,414	162,222
Movado Group, Inc.	67,429	2,654,680
Perry Ellis International, Inc. (a)	9,867	137,645
Vince Holding Corp. (a)	7,677	207,279

		3,176,089
Thrifts & Mortgage Finance — 1.0%
Bank Mutual Corp.	4,285	28,367

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (concluded)
EverBank Financial Corp.	67,307	$1,206,141
Heritage Financial Group, Inc.	4,596	85,807
HomeStreet, Inc.	49,765	937,573
MGIC Investment Corp. (a)	23,718	212,513
NMI Holdings, Inc., Class A (a)	5,307	58,059
Provident Financial Holdings, Inc.	7,033	108,097

		2,636,557
Trading Companies & Distributors — 0.3%
Aceto Corp.	9,864	180,413
Stock Building Supply Holdings, Inc. (a)	5,960	132,670
Watsco, Inc.	5,191	510,691
Willis Lease Finance Corp. (a)	3,171	56,761

		880,535
Water Utilities — 0.5%
American States Water Co.	45,180	1,356,755
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. (a)	3,363	58,920
Total Common Stocks — 97.4%		245,843,539

Warrants (d)
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price $17.70)	222,516	—
Real Estate Management & Development — 0.0%
Tejon Ranch Co. (Issued/Exercisable 8/07/13, 1 Share for 1 Warrant, Expires 8/31/16, Strike Price $40)	547	2,215
Total Warrants — 0.0%		2,215
Total Long-Term Investments (Cost — $211,826,110) — 97.4%		245,845,754

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	6,074,662	6,074,662

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (e)(f)(g)	$7,886	7,886,302
Total Short-Term Securities (Cost — $13,960,964) — 5.6%		13,960,964
Total Investments (Cost — $225,787,074*) — 103.0%		259,806,718
Liabilities in Excess of Other Assets — (3.0)%		(7,448,311)

Net Assets — 100.0%		$252,358,407

6	BLACKROCK MASTER LLC	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Notes to Schedule of Investments

*	As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$227,361,273

Gross unrealized appreciation	$40,988,949
Gross unrealized depreciation	(8,543,504)

Net unrealized appreciation	$32,445,445

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Master Portfolio held less than 0.4% of its net assets, with a current value of $1,085,034 and an original cost of $1,019,870 in this security.

(d)	Warrants entitle the Master Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended February 28, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at May 31, 2013	Net Activity	Shares/Beneficial Interest Held at February 28, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,189,995	2,884,667	6,074,662	$1,828
BlackRock Liquidity Series, LLC, Money Market Series	$15,812,414	$(7,926,112)	$7,886,302	$196,298

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Master Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
56	E-Mini Russell 2000 Futures	Intercontinental Exchange	March 2014	$6,618,640	$302,095

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments or derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MASTER LLC	FEBRUARY 28, 2014	7

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$244,760,720	—	$1,085,034	$245,845,754
Short-Term Securities	6,074,662	$7,886,302	—	13,960,964
Total	$250,835,382	$7,886,302	$1,085,034	$259,806,718

[1] See above Schedule of Investments for values in each industry. Investments categorized as Level 3 are included in Software.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$302,095	—	—	$302,095
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$49,232	—	—	$49,232
Cash pledged for financial futures contracts	279,000	—	—	279,000
Liabilities:
Collateral on securities loaned at value	—	$(7,886,302)	—	(7,886,302)
Total	$328,232	$(7,886,302)	—	$(7,558,070)

There were no transfers between levels during the period ended February 28, 2014.

8	BLACKROCK MASTER LLC	FEBRUARY 28, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2014